Statutory Reserve (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statutory Reserve (Textual)
Percentage of net income transferred	10.00%
Percentage of registered capital	50.00%
Statutory reserve	$ 6,621,063	$ 6,621,063